Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	32 Months Ended	35 Months Ended	60 Months Ended	90 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000147183
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Average Annual Return, Percent	(1.65%)	5.20%			5.39%		7.47%
C000147182
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000147177
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charges)
Average Annual Return, Percent	1.31%	8.07%			5.51%		7.12%
C000107480
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Average Annual Return, Percent	3.48%	20.42%			12.95%		11.80%
C000107477
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000107481
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charges)
Average Annual Return, Percent	6.68%	23.82%			13.08%		11.44%
C000107482
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000230111
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Average Annual Return, Percent	(2.78%)	5.95%		3.31%
C000180082
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000236906
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charges)
Average Annual Return, Percent	0.32%	8.95%	8.86%
C000230112
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
Without Sales Load [Member] | C000147183
Average Annual Return [Line Items]
Average Annual Return, Percent	2.69%	9.91%			6.31%		7.94%
Without Sales Load [Member] | C000147182
Average Annual Return [Line Items]
Average Annual Return, Percent	2.79%	10.13%			6.57%		8.20%
Without Sales Load [Member] | C000147177
Average Annual Return [Line Items]
Average Annual Return, Percent	2.31%	9.07%			5.51%		7.12%
Without Sales Load [Member] | C000107480
Average Annual Return [Line Items]
Average Annual Return, Percent	8.06%	25.79%			13.93%		12.29%
Without Sales Load [Member] | C000107477
Average Annual Return [Line Items]
Average Annual Return, Percent	8.17%	26.12%			14.22%		12.56%
Without Sales Load [Member] | C000107481
Average Annual Return [Line Items]
Average Annual Return, Percent	7.67%	24.82%			13.08%		11.44%
Without Sales Load [Member] | C000107482
Average Annual Return [Line Items]
Average Annual Return, Percent	8.18%	26.12%			14.22%		12.58%
Without Sales Load [Member] | C000230111
Average Annual Return [Line Items]
Average Annual Return, Percent	1.56%	10.68%		4.86%
Without Sales Load [Member] | C000180082
Average Annual Return [Line Items]
Average Annual Return, Percent	1.69%	11.00%			12.34%	13.14%
Without Sales Load [Member] | C000236906
Average Annual Return [Line Items]
Average Annual Return, Percent	1.14%	9.84%	8.86%
Without Sales Load [Member] | C000230112
Average Annual Return [Line Items]
Average Annual Return, Percent	1.74%	10.98%		5.09%
MSCI ACWI (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI (net)
Average Annual Return, Percent	5.56%	17.49%			10.06%		9.23%
MSCI ACWI (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI (net)
Average Annual Return, Percent	5.56%	17.49%			10.06%		9.23%
MSCI ACWI (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI (net)
Average Annual Return, Percent	5.56%	17.49%			10.06%		9.23%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	8.44%	25.02%			14.53%		13.10%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	8.44%	25.02%			14.53%		13.10%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	8.44%	25.02%			14.53%		13.10%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	8.44%	25.02%			14.53%		13.10%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	8.44%	25.02%		11.21%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	8.44%	25.02%			14.53%	14.36%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	8.44%	25.02%	15.91%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	8.44%	25.02%		11.21%